GOODWILL AND OTHER INTANGIBLE ASSETS - Estimated Amortization Expense for Intangibles (Details) - USD ($) $ in Thousands	Dec. 30, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity
2024	$ 23,580
2025	22,998
2026	20,520
2027	18,636
2028	18,021
Thereafter	71,440
Net Value	$ 175,195	$ 143,892